Note 14 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2015	37,178,617	$395,693	1,325,694	$373	38,504,311	$396,066
Balance, December 31, 2016	37,322,767	399,401	1,325,694	373	38,648,461	399,774